FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 37,570,270	$ 25,674,195
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	37,570,270	25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,524,575	25,092,666
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	14,487,429	7,519,951
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,419,490	9,250,227
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,508,483	3,407,723
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,499,251	3,214,491
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,609,922	1,700,274
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,011,310	543,210
Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	34,385	38,319
Fair value through profit or loss
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	23,606,879	12,233,579
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	23,035,281	12,096,407
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,644,181	4,725,605
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	10,283,450	6,274,400
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	257,326	237,234
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	118,760	84,990
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	731,564	774,178
Fair value through profit or loss | Debt instruments | Mortgage-backed securities (TIPS)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	142,945	84,301
Fair value through profit or loss | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	537,213	98,853
Fair value through profit or loss | Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	34,385	38,319
Fair value through other comprehensive income, net
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,558,513	6,592,534
Fair value through other comprehensive income, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,084,416	6,148,177
Fair value through other comprehensive income, net | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,683,925	2,725,722
Fair value through other comprehensive income, net | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,484,546	2,437,996
Fair value through other comprehensive income, net | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	639,108	611,153
Fair value through other comprehensive income, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	276,837	373,306
Gains (losses) recognized at fair value through OCI	23,236	93,264
Fair value through other comprehensive income, net | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	474,097	444,357
Amortized cost, net
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,404,878	6,848,082
Amortized cost, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,404,878	6,848,082
Amortized cost, net | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	159,323	68,624
Amortized cost, net | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	651,494	537,831
Amortized cost, net | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,612,049	2,559,336
Amortized cost, net | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,380,491	3,129,501
Amortized cost, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 601,521	$ 552,790